Schedule of other financial assets, current (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 INR (₨)
IfrsStatementLineItems [Line Items]
Other financial assets, current		$ 861	₨ 64,722	₨ 80,769
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Security deposits		1 year	3 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Security deposits		7 years	8 years
Interest accrued on term deposits [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current			₨ 11,930	22,042
Security deposits [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current	[1]		51,938	57,788
Other financial assets including government grant [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current			₨ 854	₨ 939

[1]	Includes security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2026, remaining tenure for security deposits ranges from 1